RELATED PARTY BALANCE AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Balance with Related Parties	Balances with related parties:
	December 31,
	2020	2019

Accrued expenses	$52	$50

Schedule of Related Party Expenses	Related parties’ expenses:
	Year ended December 31,
	2020	2019	2018

Directors and management fees	$167	$169	$156